BORROWINGS (Details 4) (USD $)	12 Months Ended							12 Months Ended			0 Months Ended	12 Months Ended							0 Months Ended						12 Months Ended			0 Months Ended				0 Months Ended	12 Months Ended						0 Months Ended					12 Months Ended		0 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Credit facility	Dec. 31, 2012 Credit facility Repayment due in 2013	Dec. 31, 2012 Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility	Dec. 31, 2012 Local Chinese commercial banks Loan agreement for the acquisition of the project 16 Credit facility	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Dec. 31, 2010 Parent Company	Aug. 13, 2012 Parent Company Local Chinese commercial banks Loan agreement for the acquisition of the project 16 Credit facility	Dec. 31, 2012 Parent Company Local Chinese commercial banks Loan agreement for the acquisition of the project 16 Credit facility	Dec. 31, 2012 Parent Company Local Chinese commercial banks Loan agreement for the acquisition of the project 16 Credit facility Repayment due in 2014	Dec. 31, 2012 Parent Company Local Chinese commercial banks Loan agreement for the acquisition of the project 16 Credit facility Repayment due in 2015	Dec. 31, 2012 Parent Company Local Chinese commercial banks Loan agreement for the acquisition of the project 16 Credit facility Repayment due in 2016	Dec. 31, 2012 Parent Company Local Chinese commercial banks Loan agreement for the acquisition of the project 16 Credit facility Repayment due in 2017	Dec. 31, 2012 CSI Solar Power Inc. Local Chinese commercial banks Loan agreements for the construction of solar module production lines Credit facility	Jun. 25, 2009 CSI Solar Power Inc. Local Chinese commercial banks Loan agreements for the construction of solar module production lines Credit facility	Jun. 25, 2009 CSI Solar Power Inc. Local Chinese commercial banks Loan agreements for the construction of solar module production lines Credit facility Repayment due in 2011	Jun. 25, 2009 CSI Solar Power Inc. Local Chinese commercial banks Loan agreements for the construction of solar module production lines Credit facility Repayment due in 2012	Jun. 25, 2009 CSI Solar Power Inc. Local Chinese commercial banks Loan agreements for the construction of solar module production lines Credit facility Repayment due in 2013	Jun. 25, 2009 CSI Solar Power Inc. Local Chinese commercial banks Loan agreements for the construction of solar module production lines Credit facility Repayment due in 2014	May 31, 2010 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity Credit facility item	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity Credit facility	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity Credit facility Repayment due in 2013	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity Credit facility Repayment due in 2014	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity Credit facility Repayment due in 2015	May 31, 2010 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity First tranche	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity First tranche	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity Second tranche	May 31, 2010 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity Second tranche	Oct. 29, 2011 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility item	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility Repayment due in 2013	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility Repayment due in 2014	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility Repayment due in 2015	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility Repayment due in 2016	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility Repayment due in 2017	Oct. 29, 2011 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 First tranche	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 First tranche	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Second tranche	Oct. 29, 2011 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Second tranche	Dec. 31, 2012 Canadian Solar Manufacturing (Changshu) Inc. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility	Dec. 31, 2012 Canadian Solar Manufacturing (Changshu) Inc. Local Chinese commercial banks Loan agreement for the expansion of solar module production lines Credit facility	Nov. 11, 2010 Canadian Solar Manufacturing (Changshu) Inc. Local Chinese commercial banks Loan agreement for the expansion of solar module production lines Credit facility	Nov. 11, 2010 Canadian Solar Manufacturing (Changshu) Inc. Local Chinese commercial banks Loan agreement for the expansion of solar module production lines Credit facility Repayment due in 2012	Nov. 11, 2010 Canadian Solar Manufacturing (Changshu) Inc. Local Chinese commercial banks Loan agreement for the expansion of solar module production lines Credit facility Repayment due in 2013	Nov. 11, 2010 Canadian Solar Manufacturing (Changshu) Inc. Local Chinese commercial banks Loan agreement for the expansion of solar module production lines Credit facility Repayment due in 2014	Jun. 26, 2012 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital Credit facility	Dec. 31, 2012 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital Credit facility Repayment due in 2013	Dec. 31, 2012 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital Credit facility Repayment due in 2014	Dec. 31, 2012 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital Credit facility Repayment due in 2015
Long-term
Maximum borrowing capacity				$ 1,388,843,703							$ 93,298,555							$ 14,318,670					$ 141,261,201					$ 69,333,970			$ 71,927,231	$ 130,458,720							$ 27,046,320			$ 103,412,400			$ 47,728,900				$ 1,921,478
Repayment of credit facility													14,012,841	9,808,989	21,019,262	25,223,113			4,772,880	4,772,880	3,181,927	1,590,960			34,667,091	53,233,522	16,935,768							13,523,188	6,118,823	6,118,823	15,359,128	43,996,408								15,909,603	15,909,603	15,909,604		776,142	776,142	369,194
Outstanding balance of credit facility					706,602,827							70,064,205					4,772,887							104,836,381					34,667,091	70,169,290			85,116,370							13,523,188	71,593,182			13,523,188
Number of tranches																							2									2
Repayment period of the first tranche of credit facility																												1 year											1 year
Floating rate of borrowing (as a percent)																																												95.00%
Basis of interest rate												LIBOR																					Base interest rate published by People's Bank of China											Base interest rate published by People's Bank of China
Reference rate to compute the variable rate (as a percent)												4.90%
Maximum liabilities to assets ratio						90.00%	88.00%																										80.00%										90.00%
Maturity term of credit facility											60 months																																						36 months
Fixed rate (as a percent)																																																	0.90%
Interest expense
Interest capitalized - project assets	4,631,569
Interest capitalized - property, plant, and equipment	670,374	4,099,815	1,686,262
Interest expense	53,304,640	43,843,586	22,164,363					255,502	267,979	296,678
Total interest incurred	$ 58,606,583	$ 47,943,401	$ 23,850,625